TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Mar. 31, 2025
Trade And Other Payables
SCHEDULE OF TRADE AND OTHER PAYABLES

	As of March 31,
	2024	2025
	HKD	HKD

Trade payables	$1,390,928	$262,345
Payables to an investment partner	-	30,103,441
Accrued salaries and bonus	173,435	688,220
Other accrued expenses	9,220	45,000

Total	$1,573,583	$31,099,006

SCHEDULE OF TRADE AND BILLS PAYABLE

An aging analysis of the trade and bills payables as at the end of the reporting period, based on the invoice date, is as follows:

	As of March 31,
	2024	2025
	HKD	HKD
Within 1 month	$1,287,758	$250,345
1 to 3 months	103,170	12,000
Total	$1,390,928	$262,345